Shareholders' capital - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jul. 10, 2023
Shareholders' capital
Dividends paid, ordinary shares	$ 65.2	$ 45.8
Dividends paid, per share	$ 0.40	$ 0.28
Public float			10.00%